Pacer Funds Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

August 25, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Pacer Funds Trust (the “Trust”)
    File No.: 333-201530 and 811-23024

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, the Pacer Metaurus High Income Autocallable ETF and the Pacer Metaurus Enhanced Core Income Autocallable ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 166 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on August 24, 2026.

If you have any questions or require further information, please contact the undersigned at alyssa.bernard@usbank.com.

Sincerely,
/s/ Alyssa Bernard
Alyssa M. Bernard
Vice President
U.S. Bank Global Fund Services,
as Administrator for the Trust